EXPENSES BY NATURE (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Analysis of income and expense [abstract]
Salaries, short-term incentives, and other benefits	$ 210.2	$ 208.7
Share-based compensation	8.0	5.5
Other	3.8	3.3
Expenses, by nature	$ 222.0	$ 217.5